Operating Context - Summary of Balance Sheet of Cemig Telecom Used for the Merger (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating context [line items]
Current	R$ 27,796		R$ 8,537
Investments - Equity method	5,235		7,792
Property, plant and equipment	2,662		2,762	R$ 3,775	R$ 3,940
Intangible assets	10,777		11,156	10,820	10,275
Non current assets	32,059		33,703
Total assets	59,855		42,240
LIABILITIES
Current	23,394		8,663
Non-current	20,522		19,247
Equity	15,939		14,330	12,934	R$ 12,988
TOTAL LIABILITIES AND EQUITY	R$ 59,855		42,240
Cemig Telecom [member]
Disclosure of operating context [line items]
Current		R$ 25
Non-current assets		15
Investments - Equity method		17
Property, plant and equipment		272
Intangible assets		12
Non current assets		316
Total assets		341
LIABILITIES
Current		34
Non-current		55
Equity		252	R$ 247	R$ 192
TOTAL LIABILITIES AND EQUITY		R$ 341